Stockholders' Equity (Tables)	12 Months Ended
Sep. 30, 2016
Equity [Abstract]
Schedule of compliance with regulatory capital requirements

	Actual		Capital Adequacy Guidelines	Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Ratio	Ratio
September 30, 2016	(In thousands)
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,690,380	17.54%	4.50%	NA
The Bank	1,668,828	17.32	4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,690,380	17.54	6.00	NA
The Bank	1,668,828	17.32	6.00	8.00
Total risk-based capital ratio:
The Company	1,807,740	18.76	8.00	NA
The Bank	1,786,188	18.54	8.00	10.00
Tier 1 leverage ratio:
The Company	1,690,380	11.60	4.00	NA
The Bank	1,668,828	11.45	4.00	5.00

September 30, 2015
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,658,985	18.81%	4.50%	NA
The Bank	1,652,569	18.73	4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,658,985	18.81	6.00	NA
The Bank	1,652,569	18.73	6.00	8.00
Total risk-based capital ratio:
The Company	1,769,587	20.07	8.00	NA
The Bank	1,763,171	19.98	8.00	10.00
Tier 1 leverage ratio:
The Company	1,658,985	11.71	4.00	N/A
The Bank	1,652,569	11.66	4.00	5.00

Schedule of weighted average number of shares
The following table sets forth information regarding earnings per share calculations.

Year ended September 30,	2016	2015	2014

Weighted average shares outstanding	91,399,038	95,644,639	101,154,030
Weighted average dilutive warrants	440,366	340,016	352,171
Weighted average dilutive options	73,514	69,304	84,150
Weighted average diluted shares	91,912,918	96,053,959	101,590,351

Net income (In thousands)	$164,049	$160,316	$157,364
Basic EPS	$1.79	$1.68	$1.56
Diluted EPS	1.78	1.67	1.55